Goodwill (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 3,902	$ 56	₨ 3,945
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,902		3,945
Cash-generating units [member] | PSAI- Active Pharmaceutical Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	997		997
Cash-generating units [member] | Global Generics- Complex Injectables [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,287		1,339
Cash-generating units [member] | Global Generics- North America Operations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,005		995
Cash-generating units [member] | Global Generics- Branded Formulations [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	491		491
Cash-generating units [member] | Other Cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 122		₨ 123